Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative assets:
Derivative assets	$ 1,852	$ 1,691	$ 2,396
Derivative assets, net, Carrying value	1,852	1,691	2,396
Derivative liabilities:
Derivative liabilities, net	(220)	(42)	(50)
Fair Value Measurements Recurring
Derivative assets:
Counter-party and Cash Collateral Netting	2,541	3,181	1,020
Derivative assets, net, Carrying value	1,852	1,691	2,396
Equity securities	1,819	14,591	21,816
Total	3,671	16,282	24,212
Derivative liabilities:
Counter-party and Cash Collateral Netting	3,141	4,231	970
Net	3,451	16,240	24,162
Fair Value Measurements Recurring | Interest rate derivatives - floors
Derivative assets:
Counter-party and Cash Collateral Netting	0	257	208
Derivative assets, net, Carrying value	425	299	463
Fair Value Measurements Recurring | Interest rate derivatives - caps
Derivative assets:
Counter-party and Cash Collateral Netting	0	0	0
Derivative assets, net, Carrying value	40	47	601
Fair Value Measurements Recurring | Credit default swaps
Derivative assets:
Counter-party and Cash Collateral Netting	2,541	2,924	812
Derivative assets, net, Carrying value	1,387	1,345	1,332
Derivative liabilities:
Counter-party and Cash Collateral Netting	600	1,050	(50)
Derivative liabilities, net	(220)	(42)	(50)
Fair Value Measurements Recurring | Quoted Market Prices (Level 1)
Derivative assets:
Derivative assets	0	0	0
Equity securities	1,819	14,591	21,816
Total	1,819	14,591	21,816
Derivative liabilities:
Net	1,819	14,591	21,816
Fair Value Measurements Recurring | Quoted Market Prices (Level 1) | Interest rate derivatives - floors
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Quoted Market Prices (Level 1) | Interest rate derivatives - caps
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Quoted Market Prices (Level 1) | Credit default swaps
Derivative assets:
Derivative assets	0	0	0
Derivative liabilities:
Derivative liabilities	0	0	0
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2)
Derivative assets:
Derivative assets	(689)	(1,490)	1,376
Equity securities	0	0	0
Total	(689)	(1,490)	1,376
Derivative liabilities:
Net	(1,509)	(2,582)	1,376
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2) | Interest rate derivatives - floors
Derivative assets:
Derivative assets	425	42	255
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2) | Interest rate derivatives - caps
Derivative assets:
Derivative assets	40	47	601
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2) | Credit default swaps
Derivative assets:
Derivative assets	(1,154)	(1,579)	520
Derivative liabilities:
Derivative liabilities	(820)	(1,092)	0
Fair Value Measurements Recurring | Level 3
Derivative assets:
Derivative assets	0	0	0
Equity securities	0	0	0
Total	0	0	0
Derivative liabilities:
Net	0	0	0
Fair Value Measurements Recurring | Level 3 | Interest rate derivatives - floors
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Level 3 | Interest rate derivatives - caps
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Level 3 | Credit default swaps
Derivative assets:
Derivative assets	0	0	0
Derivative liabilities:
Derivative liabilities	$ 0	$ 0	$ 0